Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computers [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	1 year
Machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture, fixtures and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold building and leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Leasehold building and leasehold improvement	lesser of lease term or expected useful life